Income Taxes (Schedule of Effective Tax Rates) (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Combined statutory tax rate	40.50%	(40.50%)	(40.50%)
Lower tax rates of overseas subsidiaries	(15.40%)	(38.40%)	(1.10%)
Expenses not deductible for tax purposes	3.20%	25.70%	0.80%
Change in valuation allowance allocated to income tax expense	24.40%	473.80%	41.80%
Tax effects attributable to investments in subsidiaries	2.20%	45.70%	5.80%
Per capita tax	1.20%	8.30%	0.60%
Goodwill impairment		5.20%
Other	1.50%	4.00%	2.40%
Effective tax rate	57.60%	483.80%	9.80%